11. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of share options outstanding and exercisable

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.22	January 27, 2022	300,000	300,000
$0.15	July 20, 2022	150,000	150,000
$0.15	August 3, 2019	125,000	41,250
$0.15	August 15, 2022	150,000	150,000
$0.15	August 24, 2019	150,000	48,750
$0.28	November 20, 2022	150,000	150,000
$0.28	December 8, 2022	1,395,000	348,750
		2,420,000	1,188,750